Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Non-public Information. We do not currently grant new awards of stock options, stock appreciation rights or similar option-like equity awards. Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information. In the event we determine to grant new awards of stock options or similar equity awards in the future, the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing. During fiscal 2024, we did not grant option awards to our NEOs during the period beginning four business days prior to and ending the one business day following the filing of our periodic reports on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses material non-public information. We have not otherwise timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation in fiscal 2024.

Award Timing Method	Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information. In the event we determine to grant new awards of stock options or similar equity awards in the future, the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing. During fiscal 2024, we did not grant option awards to our NEOs during the period beginning four business days prior to and ending the one business day following the filing of our periodic reports on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses material non-public information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not otherwise timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation in fiscal 2024
MNPI Disclosure Timed for Compensation Value	false